Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value 25 pence per share ("Ordinary Shares)"
Amount Registered | shares	130,000,000
Proposed Maximum Offering Price per Unit	23.13125
Maximum Aggregate Offering Price	$ 3,007,062,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 261,614.44
Offering Note	1(a) Note to Security Class Title: The Ordinary Shares being registered under this Registration Statement may be represented by the Registrant's American Depositary Shares ("ADSs"). Each ADS represents two Ordinary Shares. ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a registration statement on Form F-6 (No. 333-232726) filed with the Commission on July 19, 2019, as amended by the Post-Effective Amendment No. 1 to Form F-6 dated March 15, 2021 (No. 333-232726). 1(b) Note to Amount Registered: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement to which this exhibit 107 is a part includes an indeterminable number of additional Ordinary Shares that may become issuable in the event of a share dividend, share split or similar transactions. 1(c) Note to Amount Registered: Represents Ordinary Shares reserved for issuance under the GSK plc 2025 Share Value Plan. 1(d) Note to Proposed Maximum Offering Price Per Unit and Proposed Maximum Aggregate Offering Price: Estimated pursuant to Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the Registrant's ADSs (US$46.2625) as reported on the New York Stock Exchange on October 8, 2026, divided by 2, being the Ordinary Share-to-ADS ratio. 1(e) Note to Amount of Registration Fee: Rounded up to the nearest penny.